Adoption of IFRS 16 - Effects (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019
Disclosure of initial application of standards or interpretations [line items]
Increase in operating cash flow	€ 3,496	€ 4,303	€ 5,045
Decrease in cash flow from financing activities	(102)	(3,283)	€ 3,406
Property, plant, and equipment	5,496	3,553
Trade and other payables	(1,581)	(1,491)
Financial liabilities	16,196	11,678
Retained earnings	28,783	€ 27,407
Impact of adoption of IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Increase in operating cash flow	319
Decrease in cash flow from financing activities	€ 319
Property, plant, and equipment				€ 1,900
Trade and other payables				100
Financial liabilities				2,100
Retained earnings				€ (100)